Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 547,758	$ 706,647	$ 236,811
Accountancy fees [Member] | Greenly Trading Company [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	(56,276)	(72,600)	(72,600)	$ (331,100)
Tax Fee [Member] | Greenly Trading Company [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	(18,603)	(24,000)
Sales to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	758,595	978,643	88,680	184,854
Purchases from [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions			(24,565)	(101,335)
Purchases from [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ (224,820)	$ (290,034)	$ (1,139,643)	$ (840,241)